DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jan. 02, 2016
DISCONTINUED OPERATIONS AND DISPOSALS
Summary of results of discontinued operations

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Net sales	$175	$209,519	$980,488

Loss before (benefit) provision for income taxes	$(3,710)	$(46,923)	$(36,382)
(Benefit) provision for income taxes	(577)	660	1,821

Loss from discontinued operations, net of income taxes	$(3,133)	$(47,583)	$(38,203)

(Loss) gain on disposal of discontinued operations, net of income taxes	$(1,488)	$130,017	$143,363